ACCOUNTING POLICIES (POLICIES)	12 Months Ended
Dec. 31, 2013
Accounting Policies:
Accounting Policies

Accounting Policies

The accounting principles followed and the methods of applying those principles conform with accounting principles generally accepted in the United States (“GAAP”) and to general practices in the banking industry.  The significant accounting policies applicable to First Farmers and Merchants Corporation (the Corporation) are summarized as follows.

Nature of Operations

Nature of Operations

The Corporation is a bank holding company whose principal activity is the ownership and management of its wholly-owned subsidiary, First Farmers and Merchants Bank (the Bank).  The Bank is primarily engaged in providing a full range of banking and financial services, including lending, investing of funds, obtaining deposits, trust and wealth management operations, and other financing activities to individual and corporate customers in the middle Tennessee area.  The Bank is subject to competition from other financial institutions.  The Corporation and Bank are subject to the regulation of certain federal and state agencies and undergo periodic examinations by those regulatory authorities.

Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements present the accounts of the Corporation and its wholly-owned subsidiary, First Farmers and Merchants Bank.  The Bank has the following direct and indirect subsidiaries: F & M West, Inc., Maury Tenn, Inc., and Maury Tenn Properties, Inc.  Noncontrolling interests consist of preferred shares in Maury Tenn Properties, Inc. that are owned by third parties and Maury Tenn, Inc.  The preferred shares in Maury Tenn Properties, Inc. receive dividends, which are included in the consolidated statements of income.  Intercompany accounts and transactions have been eliminated in consolidation.

Certain items in prior financial statements have been reclassified to conform to the current presentation.  These reclassifications had no effect on net income.

Use of Estimates in the Preparation of Financial Statements

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with GAAP requires management of the Corporation and the Bank to make estimates and assumptions that affect the reported amounts of assets and liabilities.  Those estimates and assumptions also affect disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.  Material estimates that are particularly susceptible to significant change in the near-term relate to the determination of the allowance for loan and lease losses, the fair value of financial instruments,  the valuation of foreclosed real estate, valuation of goodwill, valuation of deferred tax assets and the liability related to post-retirement benefits.

Concentrations of Credit Risk

Concentrations of Credit Risk

The Corporations’ banking activities include granting commercial, residential, and consumer loans to customers primarily located in central and south central Tennessee and Northern Alabama.  The Corporation is continuing to manage all components of its portfolio mix in a manner to reduce risk from changes in economic conditions.  Concentrations of credit, as defined for regulatory purposes, are reviewed quarterly by management to ensure that internally established limits based on Tier 1 Capital plus allowance for loan losses and total capital are not exceeded.  At December 31, 2013 our concentrations of commercial real estate, rental and leasing loans were 119.6% of Tier 1 Capital plus the allowance for loan and lease losses, respectively.  Health care and social assistance loans were 46.3%.  Manufacturing and construction loans were 25.4%.  Wholesale trade credits were 25.2%.  These percentages are within our internally established limits regarding concentrations of credit.

 Loans secured by non-farm, non-residential real estate comprised 29.0% of the loan portfolio at December 31, 2013.  Management remains comfortable with the real estate exposure levels within the commercial loan portfolio.  Management believes the commercial real estate portion remains well diversified across several different property types and several different geographic markets, stretching primarily from Davidson County, Tennessee to northern Alabama.

Cash and Cash Equivalents

Cash and Due From Banks

Included in cash and due from banks are reserve amounts that are required to be maintained in the form of cash and balances due from the Federal Reserve Bank and other banks.  At December 31, 2013, the Bank’s required reserve was $2,560 at the Federal Reserve.  From time to time throughout the year, the Bank’s balances due from other financial institutions exceeded Federal Deposit Insurance Corporation (FDIC) insurance limits.  The Bank had one account over the limit at December 31, 2013 and it was $261.  Furthermore, federal funds sold are essentially uncollateralized loans to other financial institutions.

Cash Equivalents

The Corporation considers all liquid investments with original maturities of three months or less to be cash equivalents.  Cash equivalents include cash on hand, cash due from banks and federal funds sold.  Federal funds are sold for one-day periods.

Securities

Securities

Certain debt securities that management has the positive intent and ability to hold to maturity are classified as “held to maturity” and recorded at amortized cost.  Securities not classified as held to maturity are classified as “available for sale” and recorded at fair value, with unrealized gains and losses excluded from earnings and reported in other comprehensive income, net of tax.  Purchase premiums and discounts are recognized in interest income using the interest method over the terms of the securities.  Gains and losses on the sale of securities are recorded on the trade date and are determined using the specific identification method.

For debt securities with fair value below amortized cost when the Corporation does not intend to sell a debt security, and it is more likely than not the Corporation will not have to sell the security before recovery of its cost basis, it recognizes the credit component of an other-than-temporary impairment of a debt security in earnings and the remaining portion in other comprehensive income.  For held-to-maturity debt securities, the amount of an other-than-temporary impairment recorded in other comprehensive income for the noncredit portion of a previous other-than-temporary impairment is amortized prospectively over the remaining life of the security on the basis of the timing of future estimated cash flows of the security.

If declines in fair value are other than temporary, the carrying value of the securities is written down to fair value as a realized loss with a charge to income for the portion attributable to credit losses and a charge to other comprehensive income for the portion that is not credit related.  For available-for-sale and held-to-maturity debt securities that management has no intent to sell and believes that it more likely than not will not be required to sell prior to recovery, only the credit loss component of the impairment is recognized in earnings, while the noncredit loss is recognized in accumulated other comprehensive income.  The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining term of the security based on cash flow projections.

Loans

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding principal balances adjusted for unearned income, charge-offs, the allowance for loan losses, any unamortized deferred fees or costs on originated loans and unamortized premiums or discounts on purchased loans.

For loans amortized at cost, interest income is accrued based on the unpaid principal balance.  Loan origination fees, net of certain direct origination costs, as well as premiums and discounts, are deferred and amortized as a level yield adjustment over the respective term of the loan.

The accrual of interest on mortgage and commercial loans is discontinued at the time the loan is 90 days past due unless the credit is well-secured and in process of collection.  Past-due status is based on contractual terms of the loan.  In all cases, loans are placed on nonaccrual or charged off at an earlier date if collection of principal or interest is considered doubtful.

All interest accrued but not collected for loans that are placed on nonaccrual or charged off are reversed against interest income.  The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual.  Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Discounts and premiums on purchased commercial loans are amortized to income using the interest method over the remaining period to contractual maturity and adjusted for anticipated prepayments.

Allowance for Loan and Lease Losses

Allowance for Loan and Lease Losses

The allowance for loan and lease losses is established through provisions for loan and lease losses charged against income.  Loan losses are charged against the allowance when management determines that the uncollectibility of a loan has been confirmed.  Subsequent recoveries, if any, are credited to the allowance account in the period received.

The adequacy of the allowance for loan and lease losses is evaluated quarterly in conjunction with loan review reports and evaluations that are discussed in meetings with loan officers, credit administration and the Corporation’s Board of Directors.  The Bank’s past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay (including the timing of future payments), the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors are considered in this evaluation.  This process is inherently subjective as it requires material estimates that are susceptible to significant change, including the amounts and timing of future cash flows expected to be received on impaired loans.  The allowance for loan and lease losses is maintained at a level believed adequate by management to absorb estimated losses inherent in the loan portfolio.

A loan is considered impaired when it is probable that the Bank will be unable to collect all amounts due (principal and interest) according to the contractual terms of the loan agreement.  Factors considered by management in determining impairment include payment status, collateral value and the probability of collecting scheduled principal and interest payments when due.  Loans that experience insignificant payment delays and payment shortfalls generally are not classified as impaired.  Management determines the significance of payment delays and payment shortfalls on a case-by-case basis, taking into consideration all of the circumstances surrounding the loan and the borrower, including the length of the delay, the reasons for the delay, the borrower’s prior payment record and the amount of the shortfall in relation to the principal and interest owed.  Impairment is measured on a loan-by-loan basis for commercial and construction loans by either the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s obtainable market price, or the fair value of the collateral if the loan is collateral dependent.

Groups of loans with similar risk characteristics are collectively evaluated for impairment based on the group’s historical loss experience adjusted for changes in trends, conditions and other relevant factors that affect repayment of the loans.  Accordingly, the Bank does not separately identify individual consumer and residential loans for impairment measurements, unless such loans are the subject of a restructuring agreement due to financial difficulties of the borrower.

When any secured commercial loan is considered uncollectable, whether past due or not, a current assessment of the value of the underlying collateral is made.  If the balance of the loan exceeds the fair value of the collateral, the loan is placed on nonaccrual and the loan is charged down to the value of the collateral less estimated cost to sell or a specific reserve equal to the difference between book value of the loan and the fair value assigned to the collateral is created until such time as the loan is foreclosed.  When the foreclosed collateral has been legally assigned to the Corporation, a charge off is taken, if necessary, in order that the remaining balance reflects the fair value estimated less costs to sell the collateral then transferred to other real estate owned or other repossessed assets.  When any unsecured commercial loan is considered uncollectable the loan is charged off no later than at 90 days past due.

All closed-end consumer loans (excluding conventional 1-4 family residential loans and installment and revolving loans secured by real estate) are charged off no later than 120 days (4 monthly payments) delinquent.  If a loan is considered uncollectable, it is charged off earlier than 120 days delinquent.  For conventional 1-4 family residential loans and installment and revolving loans secured by real estate, when a loan is 90 days past due, a current assessment of the value of the real estate is made.  If the balance of the loan exceeds the fair value of the property, the loan is placed on nonaccrual and foreclosure proceedings are initiated.  When the foreclosed property has been legally assigned to the Corporation, a charge-off is taken with the remaining balance, reflecting the fair value less estimated costs to sell, transferred to other real estate owned.

Loans Held-for-sale

Loans Held for Sale

Mortgage loans originated and intended for sale in the secondary market are carried at the lower of cost or fair value in the aggregate.  Net unrealized losses, if any, are recognized through a valuation allowance by charges to noninterest income.  Gains and losses on loan sales are recorded in noninterest income.  The Corporation does not retain servicing rights on loans sold.  Loans held for sale at December 31, 2013 and 2012 totaled $327 and $2,456, respectively.

Other Real Estate

Other Real Estate

Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at fair value less cost to sell at the date of foreclosure, establishing a new cost basis.  Subsequent to foreclosure, valuations are periodically performed by management and the assets are carried at the lower of carrying amount or fair value less cost to sell.  Revenue and expenses from operations and changes in the valuation allowance are included in net income or expense from foreclosed assets.

When foreclosed properties are acquired current appraisals are obtained on the properties.  Additionally, periodic updated appraisals are obtained on unsold foreclosed properties.  When an updated appraisal reflects a market value below the current book value, a charge is booked to current earnings to reduce the property to its new market value less expected selling costs.  Our policy for determining the frequency of periodic reviews is based upon consideration of the specific properties and the known or perceived market fluctuations in a particular market and is typically between 12 and 24 months.

Premises and Equipment

Premises and Equipment

            Premises and equipment are stated at cost, less accumulated depreciation and amortization.  The provision for depreciation is computed principally on an accelerated method over the estimated useful life of an asset, which ranges from 15 to 39 years for buildings and from three to 25 years for equipment.  Costs of major additions and improvements are capitalized.  Expenditures for maintenance and repairs are charged to operations as incurred.  Gains or losses from the disposition of property are reflected in operations, and the asset accounts and related allowances for depreciation are reduced.

Federal Reserve and Federal Home Loan Bank Stock

Federal Reserve and Federal Home Loan Bank Stock

Federal Reserve and Federal Home Loan Bank stock are required investments for institutions that are members of the Federal Reserve and Federal Home Loan Bank systems.  The required investment in the common stock is based on a predetermined formula, carried at cost and evaluated for impairment.  At December 31, 2013 and 2012 Federal Reserve and Federal Home Loan Bank stock totaled $3,879.

Goodwill

Goodwill

Goodwill is evaluated annually for impairment.  Quantitative and qualitative assessments are performed to determine whether the existence of events or circumstances leads to a determination that it is more likely than not the fair value is less than the carrying amount, including goodwill.  If, based on the evaluation, it is determined to be more likely than not that the fair value is less than the carrying value, then goodwill is tested further for impairment.  If the implied fair value of goodwill is lower than its carrying amount, a goodwill impairment is indicated and goodwill is written down to its implied fair value.  Subsequent increases in goodwill value are not recognized in the financial statements.

Transfers of Financial Assets

Transfers of Financial Assets

Transfers of financial assets are accounted for as sales, when control over the assets has been surrendered.  Control over transferred assets is deemed to be surrendered when (1) the assets have been isolated from the Corporation—put presumptively beyond the reach of the transferor and its creditors, even in bankruptcy or other receivership, (2) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets and (3) the Corporation does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Income Taxes

Income Taxes

The Corporation files consolidated income tax returns with its subsidiaries.  The Corporation accounts for income taxes in accordance with income tax accounting guidance (ASC 740, Income Taxes).  The income tax accounting guidance results in two components of income tax expense:  current and deferred.  Current income tax expense reflects taxes to be paid or refunded for the current period by applying the provisions of the enacted tax law to the taxable income or excess of deductions over revenues.  The Corporation determines deferred income taxes using the liability (or balance sheet) method.  Under this method, the net deferred tax asset or liability is based on the tax effects of the differences between the book and tax bases of assets and liabilities, and enacted changes in tax rates and laws are recognized in the period in which they occur.  Deferred income tax expense results from changes in deferred tax assets and liabilities between periods.  Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence available, it is more likely than not that some portion or all of a deferred tax asset will not be realized.

Tax positions are recognized if it is more likely than not, based on the technical merits, that the tax position will be realized or sustained upon examination.  The term more likely than not means a likelihood of more than 50 percent; the terms examined and upon examination also include resolution of the related appeals or litigation processes, if any.  A tax position that meets the more-likely-than-not recognition threshold is initially and subsequently measured as the largest amount of tax benefit that has a greater than 50 percent likelihood of being realized upon settlement with a taxing authority that has full knowledge of all relevant information.  The determination of whether or not a tax position has met the more-likely-than-not recognition threshold considers the facts, circumstances and information available at the reporting date and is subject to management’s judgment.  With a few exceptions, the Corporation is no longer subject to U.S. federal tax examinations for years before 2010, and state and local tax examinations by tax authorities for years before 2010.

The Corporation recognizes interest and penalties on income taxes as a component of income tax expense.

Securities Sold Under Agreements to Repurchase

Securities Sold Under Agreements to Repurchase

            Securities sold under agreements to repurchase, which are classified as secured borrowings, generally mature within one to four days from the transaction date.  Securities sold under agreements to repurchase are reflected at the amount of cash received in connection with the transaction

Fair Value Measurements

Fair Value Measurements

            FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and requires certain disclosures about fair value measurements.  See Note 13 – Fair Value Measurement.  In general, fair values of financial instruments are based upon quoted market prices, where available.  If such quoted market prices are not available, fair value is based upon internally developed models that primarily use, as input, observable market-based parameters.  Valuation adjustments may be made to ensure that financial instruments are recorded at fair value.  These adjustments may include amounts to reflect counterparty credit quality and the Corporation’s creditworthiness, among other things, as well as unobservable parameters.  Any such valuation adjustments are applied consistently over time.

Shareholders' Equity and Earnings Per Share

Shareholders’ Equity and Earnings Per Share

Basic earnings per share represent income available to shareholders divided by the weighted average number of shares of Corporation common stock outstanding during the period.  Diluted earnings per share reflect additional shares of common stock that would have been outstanding if potentially dilutive shares of common stock had been issued, as well as any adjustment to income that would result from the assumed conversion.  For the years ended December 31, 2013, 2012 and 2011, there were no potentially dilutive shares of common stock issuable.

In 2013, the Corporation adopted a plan to repurchase shares of its common stock.  The plan allowed the purchase of up to 200,000 shares.  The Corporation purchased 158,988 shares in 2013.  In 2012, the Corporation adopted a plan to repurchase up to 150,000 shares of common stock .  The Corporation repurchased 150,000 shares in 2012.  For 2011, the Corporation adopted a similar plan allowing it to repurchase up to 100,000 shares of common stock.  The Corporation repurchased 100,000 shares in 2011.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income and other comprehensive income (loss), net of applicable income tax expenses or benefits.  Other comprehensive (loss) income includes unrealized appreciation or depreciation on available-for-sale securities and changes in the net actuarial gain or loss of the postretirement benefit obligation.

The components of accumulated other comprehensive income (loss), included in shareholder’s equity, are as follows as of December 31, 2013, 2012 and 2011:

	Years Ended December 31,
	2013	2012	2011
Net unrealized gains (losses)
on available-for-sale securities	$(17,178)	$5,747	$4,914
Net actuarial gain on unfunded portion
of postretirement benefit obligation	2,542	2,920	302
	(14,636)	8,667	5,216
Tax effect - (expense) benefit	5,635	(3,337)	(2,008)

Other comprehensive income (loss)	$(9,001)	$5,330	$3,208

Transfer Between Fair Value Hierarchy Levels

Transfers Between Fair Value Hierarchy Levels

Transfers in and out of Level 1 (quoted market prices), Level 2 (other significant observable inputs) and Level 3 (significant unobservable inputs) are recognized on the period end date.

Segment Reporting	Segment Reporting Management analyzes the operations of the Corporation assuming one operating segment, community lending services.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

ASU 2013-02, “Comprehensive Income (Topic 220) – Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” ASU 2013-02 amends recent guidance related to the reporting of comprehensive income to enhance the reporting of reclassifications out of accumulated other comprehensive income. ASU 2013-02 became effective for the Corporation on January 1, 2013 and did not have a significant impact on the Corporation’s financial statements. See Note 2 – Other Comprehensive Income (Loss).

ASU 2013-11, “Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax loss, or a Tax Credit Carryforward Exists (Topic 740-10) – a consensus of the FASB Emerging Issues Task Force.”  ASU 2013-11 provides guidance on financial statement presentation of an unrecognized tax benefit when a net operating loss (NOL) carryforward, a similar tax loss, or a tax credit carryforward exists.  The objective is to eliminate diversity in practice resulting from a lack of guidance on this topic.  ASU 2013-11 will be effective for the Corporation after December 15, 2013 and is not expected to have a significant impact on the Corporation’s financial statements.

ASU 2013-12, “Definition of a Public Business Entity – An Addition to the Master Glossary” amends the Master Glossary of the FASB Accounting Standards Codification to include one definition of public business entity for future use in U.S. GAAP.  The definition of a public business entity will be used in considering the scope of new financial guidance and will identify whether the guidance does or does not apply to business entities.  The amendment does not affect existing requirements, but instead improves U.S. GAAP by providing a single definition of public business entity for use in future financial accounting and reporting guidance.  There is no actual effective date for the amendment in this Update.  However, the term public business entity will be used beginning with ASU 2014-01.  ASU 2013-12 is not expected to have a significant impact on the Corporation’s financial statements.

ASU 2014-04, “Receivables – Troubled Debt Restructurings by Creditors (Subtopic 310-40)” clarifies when an in substance repossession or foreclosure occurs – that is, when a creditor should be considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan such that the loan receivable should be derecognized and the real estate property recognized.  The new update requires a creditor to reclassify a collateralized consumer mortgage loan to real estate property upon obtaining legal title to the real estate collateral, or the borrower voluntarily conveying all interest in the real estate property to the lender to satisfy the loan through a deed in lieu of foreclosure or similar legal agreement.  The update is effective for public business entities for annual periods, and interim periods within those annual periods, beginning after December 15, 2014 and is not expected to have a significant impact on the Corporation’s financial statements.